Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Government Money Market

Transamerica Inflation Opportunities

Transamerica International Growth

* * *

Transamerica Government Money Market

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	I3	R2	R4
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%	0.25%
Other expenses	0.23%	0.24%	0.26%	0.06%	0.06%	0.36%	0.06%
Recaptured expense[1,2]	0.07%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%
All other expenses	0.16%	0.17%	0.26%	0.06%	0.06%	0.36%	0.06%
Total annual fund operating expenses	0.72%	1.48%	0.50%	0.30%	0.30%	0.85%	0.55%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.12%	0.00%	0.00%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.72%	1.48%	0.38%	0.30%	0.30%	0.80%	0.50%

[1]	Recaptured expense has been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class C shares, 0.38% for Class I shares, 0.38% for Class I2 shares, 0.38% for Class I3 shares, 0.80% for Class R2 shares and 0.50% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$251	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$151	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

* * *

Transamerica Inflation Opportunities

MANAGEMENT FEES:

Effective as of August 28, 2020, the fund will lower its management and sub-advisory fee schedules as described below.

Transamerica Asset Management, Inc. ("TAM"), the fund's investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund's average daily net assets) indicated below:

First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
In excess of $1 billion	0.38%

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R6	I2	T2
Management fees[1]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%
Other expenses[2]	0.24%	0.22%	0.24%	0.13%	0.13%	0.12%
Total annual fund operating expenses	0.98%	1.71%	0.73%	0.62%	0.624%	0.86%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.08%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.71%	0.65%	0.62%	0.62%	0.86%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class A shares, 1.75% for Class C shares, 0.65% for Class I shares, 0.75% for Class I2 shares, 0.75% for Class R6 shares and 1.00% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$274	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$174	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

* * *

Transamerica International Growth

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	R6	R	R4	T2
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%	0.25%
Other expenses[1]	0.73%	0.04%	0.67%	0.04%	0.04%	0.04%	0.05%	0.05%
Total annual fund operating expenses	1.74%	1.80%	1.43%	0.80%	0.80%	1.30%	1.06%	1.06%
Fee waiver and/or expense reimbursement[2]	0.54%	0.00%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.80%	0.90%	0.80%	0.80%	1.30%	1.06%	1.06%

[1]	Other expenses for Class C shares, Class R shares, Class R4 shares and Class T2 shares are based on estimates for the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.05% for Class I shares, 0.95% for Class I2 shares, 0.95% for Class R6 shares, 1.55% for Class R shares, 1.20% for Class R4 shares and 1.30% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse certain per account transfer agency fees on Class I shares through March 1, 2022.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$283	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$183	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

* * *

Investors Should Retain this Supplement for Future Reference

June 22, 2020

Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Government Money Market

* * *

Transamerica Government Money Market

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	I3	R2	R4
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%	0.25%
Other expenses	0.23%	0.24%	0.26%	0.06%	0.06%	0.36%	0.06%
Recaptured expense[1,2]	0.07%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%
All other expenses	0.16%	0.17%	0.26%	0.06%	0.06%	0.36%	0.06%
Total annual fund operating expenses	0.72%	1.48%	0.50%	0.30%	0.30%	0.85%	0.55%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.12%	0.00%	0.00%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.72%	1.48%	0.38%	0.30%	0.30%	0.80%	0.50%

[1]	Recaptured expense has been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class C shares, 0.38% for Class I shares, 0.38% for Class I2 shares, 0.38% for Class I3 shares, 0.80% for Class R2 shares and 0.50% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$251	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$151	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

* * *

Investors Should Retain this Supplement for Future Reference

June 22, 2020

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Recaptured expense has been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Government Money Market | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recaptured expense	rr_Component1OtherExpensesOverAssets	0.07%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	230
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 894
Transamerica Government Money Market | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Recaptured expense	rr_Component1OtherExpensesOverAssets	0.07%	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	$ 251
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	1,768
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,768
Transamerica Government Money Market | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	$ 39
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	268
10 years	rr_ExpenseExampleYear10	617
1 year	rr_ExpenseExampleNoRedemptionYear01	39
3 years	rr_ExpenseExampleNoRedemptionYear03	148
5 years	rr_ExpenseExampleNoRedemptionYear05	268
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 617
Transamerica Government Money Market | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	$ 31
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	381
1 year	rr_ExpenseExampleNoRedemptionYear01	31
3 years	rr_ExpenseExampleNoRedemptionYear03	97
5 years	rr_ExpenseExampleNoRedemptionYear05	169
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 381
Transamerica Government Money Market | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	$ 31
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	381
1 year	rr_ExpenseExampleNoRedemptionYear01	31
3 years	rr_ExpenseExampleNoRedemptionYear03	97
5 years	rr_ExpenseExampleNoRedemptionYear05	169
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 381
Transamerica Government Money Market | R2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	266
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,044
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	266
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,044
Transamerica Government Money Market | R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recaptured expense	rr_Component1OtherExpensesOverAssets	none	[1],[2]
All other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	171
5 years	rr_ExpenseExampleYear05	302
10 years	rr_ExpenseExampleYear10	684
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	171
5 years	rr_ExpenseExampleNoRedemptionYear05	302
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 684
Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Inflation Opportunities

* * *

Transamerica Inflation Opportunities

MANAGEMENT FEES:

Effective as of August 28, 2020, the fund will lower its management and sub-advisory fee schedules as described below.

Transamerica Asset Management, Inc. ("TAM"), the fund's investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund's average daily net assets) indicated below:

First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
In excess of $1 billion	0.38%

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R6	I2	T2
Management fees[1]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%
Other expenses[2]	0.24%	0.22%	0.24%	0.13%	0.13%	0.12%
Total annual fund operating expenses	0.98%	1.71%	0.73%	0.62%	0.624%	0.86%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.08%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.71%	0.65%	0.62%	0.62%	0.86%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class A shares, 1.75% for Class C shares, 0.65% for Class I shares, 0.75% for Class I2 shares, 0.75% for Class R6 shares and 1.00% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$274	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$174	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

* * *

Investors Should Retain this Supplement for Future Reference

June 22, 2020

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Inflation Opportunities | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	$ 570
3 years	rr_ExpenseExampleYear03	772
5 years	rr_ExpenseExampleYear05	991
10 years	rr_ExpenseExampleYear10	1,619
1 year	rr_ExpenseExampleNoRedemptionYear01	570
3 years	rr_ExpenseExampleNoRedemptionYear03	772
5 years	rr_ExpenseExampleNoRedemptionYear05	991
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,619
Transamerica Inflation Opportunities | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.71%
1 year	rr_ExpenseExampleYear01	$ 274
3 years	rr_ExpenseExampleYear03	539
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	2,019
1 year	rr_ExpenseExampleNoRedemptionYear01	174
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Transamerica Inflation Opportunities | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	225
5 years	rr_ExpenseExampleYear05	398
10 years	rr_ExpenseExampleYear10	899
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	225
5 years	rr_ExpenseExampleNoRedemptionYear05	398
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 899
Transamerica Inflation Opportunities | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	199
5 years	rr_ExpenseExampleNoRedemptionYear05	346
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 774
Transamerica Inflation Opportunities | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.624%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	199
5 years	rr_ExpenseExampleNoRedemptionYear05	346
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 774
Transamerica Inflation Opportunities | T2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.49%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 385
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	762
10 years	rr_ExpenseExampleYear10	1,329
1 year	rr_ExpenseExampleNoRedemptionYear01	385
3 years	rr_ExpenseExampleNoRedemptionYear03	566
5 years	rr_ExpenseExampleNoRedemptionYear05	762
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
Transamerica International Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica International Growth

* * *

Transamerica International Growth

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	R6	R	R4	T2
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%	0.25%
Other expenses[1]	0.73%	0.04%	0.67%	0.04%	0.04%	0.04%	0.05%	0.05%
Total annual fund operating expenses	1.74%	1.80%	1.43%	0.80%	0.80%	1.30%	1.06%	1.06%
Fee waiver and/or expense reimbursement[2]	0.54%	0.00%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.80%	0.90%	0.80%	0.80%	1.30%	1.06%	1.06%

[1]	Other expenses for Class C shares, Class R shares, Class R4 shares and Class T2 shares are based on estimates for the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.05% for Class I shares, 0.95% for Class I2 shares, 0.95% for Class R6 shares, 1.55% for Class R shares, 1.20% for Class R4 shares and 1.30% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse certain per account transfer agency fees on Class I shares through March 1, 2022.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$283	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$183	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

* * *

Investors Should Retain this Supplement for Future Reference

June 22, 2020

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class C shares, Class R shares, Class R4 shares and Class T2 shares are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica International Growth | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 666
3 years	rr_ExpenseExampleYear03	1,018
5 years	rr_ExpenseExampleYear05	1,394
10 years	rr_ExpenseExampleYear10	2,447
1 year	rr_ExpenseExampleNoRedemptionYear01	666
3 years	rr_ExpenseExampleNoRedemptionYear03	1,018
5 years	rr_ExpenseExampleNoRedemptionYear05	1,394
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,447
Transamerica International Growth | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.80%
1 year	rr_ExpenseExampleYear01	$ 283
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	975
10 years	rr_ExpenseExampleYear10	2,116
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	566
5 years	rr_ExpenseExampleNoRedemptionYear05	975
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
Transamerica International Growth | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	400
5 years	rr_ExpenseExampleYear05	731
10 years	rr_ExpenseExampleYear10	1,667
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	400
5 years	rr_ExpenseExampleNoRedemptionYear05	731
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,667
Transamerica International Growth | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 990
Transamerica International Growth | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 990
Transamerica International Growth | R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	412
5 years	rr_ExpenseExampleNoRedemptionYear05	713
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568
Transamerica International Growth | R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	1,294
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	337
5 years	rr_ExpenseExampleNoRedemptionYear05	585
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Transamerica International Growth | T2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 405
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	867
10 years	rr_ExpenseExampleYear10	1,555
1 year	rr_ExpenseExampleNoRedemptionYear01	405
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	867
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,555

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class C shares, 0.38% for Class I shares, 0.38% for Class I2 shares, 0.38% for Class I3 shares, 0.80% for Class R2 shares and 0.50% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[2]	Recaptured expense has been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[4]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[5]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class A shares, 1.75% for Class C shares, 0.65% for Class I shares, 0.75% for Class I2 shares, 0.75% for Class R6 shares and 1.00% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[6]	Other expenses for Class C shares, Class R shares, Class R4 shares and Class T2 shares are based on estimates for the current fiscal year.
[7]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.05% for Class I shares, 0.95% for Class I2 shares, 0.95% for Class R6 shares, 1.55% for Class R shares, 1.20% for Class R4 shares and 1.30% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse certain per account transfer agency fees on Class I shares through March 1, 2022.